Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance for deferred tax assets	$ 45,495,000	$ 32,768,000	$ 27,700,000
Net change in the total valuation allowance	12,800,000	5,100,000
Deferred tax liabilities, undistributed foreign earnings	800,000	900,000
Unrecognized tax benefit, potentially expire in 2021	38,800,000
Total unrecognized tax benefits net of potential benefits	202,100,000	19,100,000	20,200,000
Interest and penalties recognized as an expense	1,900,000	600,000	$ 0
Total accrued interest and penalties	15,500,000	500,000
PRA Health Sciences, Inc
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	9,300,000
Provision for income taxes
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	4,400,000	3,600,000
Other Comprehensive Income
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	900,000	$ 1,500,000
Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Other non-U.S subsidiaries operating loss carryforwards for income tax	42,300,000
Foreign Country | Tax Year 2022 to 2028
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	19,900,000
Foreign Country | Tax Year 2029 to 2038
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	19,900,000
Ireland | Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	14,000,000
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. Federal net operating loss carry forwards currently available for offset	5,000,000
Alternative minimum tax credit carry forwards	800,000
United States | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	10,349,000
U.S. federal net operating loss carry forwards	10,300,000
Tax credit carry forward	145,700,000
Other non-U.S subsidiaries operating loss carryforwards for income tax	95,000
United States | Tax Year 2022 to 2035 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	10,200,000
Additional operating loss carryforward	10,238,000
United States | Tax Year 2036-2040 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	100,000
Additional operating loss carryforward	16,000
United States | State NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	296,981,000
Other non-U.S subsidiaries operating loss carryforwards for income tax	44,370,000
United States | State NOL's | Tax Year 2022 to 2035
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	227,538,000
United States | State NOL's | Tax Year 2036-2040
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	25,073,000
Other | Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	$ 5,300,000